EQUIPMENT, NET	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
EQUIPMENT, NET

NOTE 4. EQUIPMENT, NET

Equipment, primarily comprised of computers and hardware, consisted of the following:

	As of June 30, 2021		As of June 30, 2020
	Value ($)	Useful Life (Years)	Value ($)	Useful Life (Years)
Equipment	$96,963	3	$105,239	3
Less: accumulated depreciation	(54,791)		(64,015)
Balance	$42,172		$41,224

Depreciation expense was $27,054 and $20,222 during the years ended June 30, 2021 and 2020, respectively.